Organization and Basis of Presentation - Summary Financial Information of VIEs and their Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 1,402,226	¥ 1,248,810		$ 201,417
Short-term investments	217,640	1,028,564		31,262
Prepaid expenses and other current assets	180,881	124,908		25,982
Total current assets	2,044,194	2,582,939		293,630
Right-of-use assets	598,991	0		86,040
Total non-current assets	1,924,508	1,156,199		276,438
TOTAL ASSETS	3,968,702	3,739,138		570,068
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB241,204 and RMB209,727 as of December 31, 2018 and 2019, respectively)	435,225	455,284		62,516
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,765,085 and RMB1,162,938 as of December 31, 2018 and 2019, respectively)	1,670,076	1,765,085		239,891
Lease liabilities, current	40,236			5,780
Total current liabilities	2,239,577	2,314,409		321,695
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,520,940 and RMB1,096,482 as of December 31, 2018 and 2019, respectively)	1,558,694	1,520,940		223,892
Lease liabilities, non-current	616,246			88,518
TOTAL LIABILITIES	4,707,065	4,078,121		$ 676,127
Net revenues	2,049,461	1,973,985	¥ 970,162
Net (loss)/income	590,728	393,063	(606,946)
Net cash generated from/(used in) operating activities	(480,084)	1,448,005	845,616
Net cash (used in)/generated from investing activities	522,104	(315,198)	(375,802)
Net cash (used in)/generated from financing activities		8,018	¥ (391,237)
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	69,539	80,371
Short-term investments	38,990	587,051
Prepaid expenses and other current assets	106,568	46,601
Total current assets	284,887	818,480
Right-of-use assets	340,302
Total non-current assets	776,783	377,856
TOTAL ASSETS	1,061,670	1,196,336
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Sunlands Technology Group of RMB241,204 and RMB209,727 as of December 31, 2018 and 2019, respectively)	209,727	241,204
Deferred revenue, current (including deferred revenue, current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,765,085 and RMB1,162,938 as of December 31, 2018 and 2019, respectively)	1,162,938	1,765,085
Lease liabilities, current	22,659
Total current liabilities	1,395,324	2,006,289
Deferred revenue, non-current (including deferred revenue, non-current of the consolidated VIEs without recourse to Sunlands Technology Group of RMB1,520,940 and RMB1,096,482 as of December 31, 2018 and 2019, respectively)	1,096,482	1,520,940
Lease liabilities, non-current	358,467
TOTAL LIABILITIES	¥ 2,854,823	¥ 3,527,364